Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

RMF-L-RMF-N-SUM-17-02 1.9879805.102	December 8, 2017

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

RMF-SUM-17-02 1.9879804.102	December 8, 2017